Reserves - Changes in Valuation Gain (Loss) on Derivatives (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ 40,139	₩ (329,576)
Balance at December 31	735,238	40,139
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	17,615	(920)
Amount recognized as other comprehensive income for the year, net of taxes	9,731	15,414
Amount reclassified to profit, net of taxes	6,572	3,121
Balance at December 31	₩ 33,918	₩ 17,615